Acquisitions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
Book Values of Identifiable Assets and Liabilities Acquired and Their Fair Value
The Group acquired a number of subsidiaries in the year. Details of the purchase consideration, the assets and liabilities recognised as a result of the acquisition and the goodwill recognised has been outlined in the table below.

	Book value at acquisition £m	Fair value adjustments £m	Fair value to Group £m
Intangible assets	2.9	138.5	141.4
Right-of-use assets	2.4	—	2.4
Property, plant and equipment	0.8	—	0.8
Cash and cash equivalents	22.5	—	22.5
Trade receivables due within one year	12.6	—	12.6
Other current assets	4.9	—	4.9
Total assets	46.1	138.5	184.6
Short-term loans	(48.9)	—	(48.9)
Other current liabilities	(37.1)	—	(37.1)
Trade and other payables due after one year	(0.6)	(3.0)	(3.6)
Deferred tax liabilities	1.5	(35.0)	(33.5)
Long-term lease liabilities	(1.9)	—	(1.9)
Provisions	(0.4)	(0.2)	(0.6)
Total liabilities	(87.4)	(38.2)	(125.6)
Net assets	(41.3)	100.3	59.0
Non-controlling interests			(1.7)
Goodwill			297.8
Consideration			355.1
Consideration satisfied by:
Cash			227.4
Payments due to vendors			127.7
The Group acquired a number of subsidiaries in the prior year. Details of the purchase consideration, the assets and liabilities recognised as a result of the acquisition and the goodwill recognised has been outlined in the table below.

	Book value at acquisition £m	Fair value adjustments £m	Fair value to Group £m
Intangible assets	1.2	46.5	47.7
Property, plant and equipment	1.3	—	1.3
Cash and cash equivalents	38.8	—	38.8
Trade receivables due within one year	27.0	—	27.0
Other current assets	13.1	1.1	14.2
Total assets	81.4	47.6	129.0
Current liabilities	(49.4)	(5.3)	(54.7)
Trade and other payables due after one year	(10.3)	(27.3)	(37.6)
Deferred tax liabilities	(0.1)	(12.4)	(12.5)
Long-term lease liabilities	(0.1)	—	(0.1)
Provisions	(0.1)	(1.2)	(1.3)
Total liabilities	(60.0)	(46.2)	(106.2)
Net assets	21.4	1.4	22.8
Non-controlling interests			(2.1)
Fair value of equity stake in associate undertakings before acquisition of controlling interest			(9.0)
Goodwill			249.3
Consideration			261.0
Consideration satisfied by:
Cash			218.3
Payments due to vendors			42.7